CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)													1 Months Ended												3 Months Ended				4 Months Ended	6 Months Ended		12 Months Ended
	Mar. 15, 2024	Mar. 12, 2024	Jan. 04, 2024	Nov. 02, 2023	Sep. 12, 2023	May 15, 2023	May 03, 2023	Mar. 01, 2023	Jul. 05, 2022	Dec. 04, 2019	May 14, 2019	Jan. 07, 2019	Feb. 28, 2024	Jan. 30, 2024	Jan. 23, 2024	Nov. 30, 2023	Jun. 23, 2023	May 16, 2023	Dec. 31, 2022	Sep. 16, 2021	Jul. 21, 2021	Apr. 30, 2020	Jan. 17, 2020	Mar. 28, 2019	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	May 10, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2022	Jan. 17, 2019
Interest expense including discount amortization																																$ 148,037	$ 114,655
Convertible promissory note																														$ 357,000	$ 285,000	$ 330,000	$ 0
Common subscription shares issued to accredited investors, shares																																19,154,465	16,104,420
Common shares issued, shares																																40,000
Common stock value																			$ 12,788						$ 12,683					12,683		$ 13,040	$ 12,788
Outstanding balance																						$ 201,352
Additional interest expense against issuing shares																									$ 47,893		$ 35,639			91,872	72,869	148,662	114,655
Debt discount																														$ 0	$ 17,496	25,513	$ 9,559
Shares issued on commitments,shares																													140,000
Shares issued on commitments, amounts																										$ 10,000						$ 10,000
Common stock, shares issued																			127,881,300						109,001,270				106,397,550	109,001,270		130,397,550	127,881,300
Accrued interest																			$ 259,971						$ 218,968					$ 218,968		$ 259,971	$ 259,971
The Hillyer Group Inc [Member]
Interest rate																				12.00%	8.00%		8.00%
Maturity date																				Sep. 16, 2022	Jul. 21, 2022		Jan. 17, 2021
Description of conversion of debt																				The note carries a prepayment feature or is convertible 180 days from the date of the note, at a fixed price of $.05 per share of common stock or if publicly traded at the rate of the lessor of $.05 or the lowest of 65% of the lowest closing bid price for 3 trading days previous to the conversion	The note carries a prepayment feature or is convertible 180 days from the date of the note, at a fixed price of $.05 or if publicly traded at the rate of the lessor of $.05 or the lowest of 65% of the lowest closing bid price for 3 trading days previous to the conversion		The note carries a prepayment feature or is convertible 180 days from the date of the note, at a fixed price of $.05 or if publicly traded at the rate of the lessor of $.05 or the lowest of 65% of the lowest closing bid price for 3 trading days previous to the conversion
Outstanding balance of notes payable																			157,500													157,500	157,500
Convertible promissory note																				$ 20,000	$ 26,250		$ 157,500
Common stock value																					3,000		20,000															$ 20,000
Original discount fees																					$ 1,250		$ 7,500															$ 7,500
Additional interest expense against issuing shares																																703	703
Interest expense of OID																																0	1,503
Default rate of interest																					18.00%		18.00%			18.00%
Common stock, shares issued																					60,000				50,000					50,000								400,000
Balance of interest expense																					$ 0
Balance of amortized debt discount																																	0	$ 0	$ 23,288
David Stoccardo [Member]
Interest rate										8.00%		8.00%
Maturity date										Dec. 04, 2020		Jan. 08, 2020														Dec. 31, 2024
Description of conversion of debt										The note carries a prepayment feature or is convertible 180 days from the date of the note, at a fixed price of $.05 or if publicly traded at the rate of the lessor of $.05 or the lowest of 65% of the lowest closing bid price for 3 trading days previous to the conversion		prepayment feature or is convertible 180 days from the date of the note, at a fixed price of $.05 or if publicly traded at the rate of the lessor of $.05 or the lowest of 65% of the lowest closing bid price for 3 trading days previous to the conversion
Outstanding balance of notes payable																			189,000						$ 189,000					$ 189,000		189,000	189,000
Convertible promissory note										$ 189,000		$ 157,500												$ 7,875
Common shares issued, shares																							400,000
Common stock value																																						$ 20,000
Original discount fees										$ 9,000																											$ 7,500
Payment of principal amount											$ 5,000
Outstanding balance											$ 152,500
Issued shares									20,000
Issued shares, value per share									$ 0.10
Additional interest expense against issuing shares									$ 2,000
Balance of note payable																			0													0	0
Interest expense debt																			2,000
Debt discount																			0									$ 0				0	0
Default rate of interest										18.00%
Shares issued on commitments,shares										500,000
Shares issued on commitments, amounts										$ 25,000
Amortized of debt																																		$ 0	$ 23,288	$ 1,712
The Hillyer Group Inc One [Member]
Outstanding balance of notes payable																			26,250						26,250					26,250		26,250	26,250
Outstanding debt balance															$ 371,500
Common shares issued, shares															50,000
Interest expense of OID																										$ 0						0
Outstanding advances debt balance															$ 205,000
Accrued interest															218,216
Aggregate balance															794,716
Common stock value, debt discount															$ 5,000
The Hillyer Group Inc Two [Member]
Outstanding balance of notes payable																			$ 20,000						20,000					20,000		20,000	$ 20,000
Convertible promissory note three
Interest rate																		10.00%
Maturity date																		May 16, 2024
Description of conversion of debt																		The note carries a prepayment feature or is convertible 14 days from the date of the note, at a fixed price of $0.25 per share of common stock
Convertible promissory note																		$ 50,000
Outstanding debt balance																									10,000					10,000		50,000
Convertible promissory note two
Interest rate						10.00%
Maturity date						May 15, 2024
Description of conversion of debt						The note carries a prepayment feature or is convertible 14 days from the date of the note, at a fixed price of $0.25 per share of common stock
Convertible promissory note						$ 50,000
Outstanding debt balance																									50,000					50,000		50,000
Convertible promissory note
Interest rate	12.00%	12.00%	10.00%					8.00%					12.00%	10.00%
Debt holder exercised the convertible option								$ 10,000
Maturity date	Mar. 15, 2025	Mar. 12, 2025	Jan. 04, 2025					Mar. 01, 2024					Feb. 28, 2025	Jan. 30, 2025
Description of conversion of debt	The note carries a prepayment feature or is convertible 14 days from the date of the note, at a fixed price of $0.25 per share of common stock	The note carries a prepayment feature or is convertible 14 days from the date of the note, at a fixed price of $0.25 per share of common stock	The note carried a prepayment feature or is convertible 14 days from the date of the note, at a fixed price of $0.25 per share of common stock					The note carries a prepayment feature or is convertible 14 days from the date of the note, at a fixed price of $0.50 per share of common stock. The debt holder exercised the convertible option on the $10,000 note and converted the entire amount into 20,000 shares of the Company’s common stock					The note carries a prepayment feature or is convertible 14 days from the date of the note, at a fixed price of $0.25 per share of common stock	The note carried a prepayment feature or is convertible 14 days from the date of the note, at a fixed price of $0.25 per share of common stock
Outstanding balance of notes payable																									0					0		0
Convertible promissory note			$ 10,000					$ 10,000						$ 25,000
Common subscription shares issued to accredited investors, shares			40,000					20,000						100,000
Outstanding debt balance	$ 10,000	$ 10,000											$ 50,000												0					0
Convertible promissory note one
Interest rate							10.00%
Debt holder exercised the convertible option							$ 25,000
Maturity date							May 03, 2024
Description of conversion of debt							The note carries a prepayment feature or is convertible 14 days from the date of the note, at a fixed price of $0.25 per share of common stock
Convertible promissory note							$ 25,000
Common subscription shares issued to accredited investors, shares							100,000
Outstanding debt balance																									$ 0					$ 0		0
Convertible promissory note four
Interest rate																	10.00%
Maturity date																	Jun. 23, 2024
Description of conversion of debt																	The note carries a prepayment feature or is convertible 14 days from the date of the note, at a fixed price of $0.25 per share of common stock
Convertible promissory note																	$ 150,000
Outstanding debt balance																																150,000
Convertible promissory note five
Interest rate					10.00%
Maturity date					Sep. 11, 2024
Description of conversion of debt					The note carried a prepayment feature or is convertible 14 days from the date of the note, at a fixed price of $0.25 per share of common stock
Convertible promissory note					$ 10,000
Common subscription shares issued to accredited investors, shares					40,000
Outstanding debt balance																																$ 0
Convertible promissory note Six
Interest rate				10.00%
Other loans, advances and accrued interest totaling approximately				$ 790,000
Maturity date				Jan. 02, 2024																						Dec. 31, 2024						Dec. 31, 2024
Description of conversion of debt				The note carries a prepayment feature or is convertible 14 days from the date of the note, at a fixed price of $0.25 per share of common stock
Outstanding balance of notes payable																																$ 25,000
Convertible promissory note				$ 25,000
Convertible promissory note Seven
Interest rate																10.00%
Maturity date																Nov. 30, 2024
Description of conversion of debt																The note carried a prepayment feature or is convertible 14 days from the date of the note, at a fixed price of $0.25 per share of common stock
Convertible promissory note																$ 10,000
Common subscription shares issued to accredited investors, shares																40,000
Outstanding debt balance																																$ 0